Stockholders' Equity (Details) - Schedule of Stock Price Volatility, Expected Life, Risk-Free Interest Rate and Dividend Yield	Jul. 11, 2023 USD ($) $ / shares
Stockholders' Equity (Details) - Schedule of Stock Price Volatility, Expected Life, Risk-Free Interest Rate and Dividend Yield [Line Items]
Exercise price (in Dollars per share)	$ 2.44
Stock Price (in Dollars per share)	$ 1.28
Term (in years)	4 years 14 days
Risk-free interest rate	4.52%
Dividend yield (in Dollars) | $	$ 0
Minimum [Member]
Stockholders' Equity (Details) - Schedule of Stock Price Volatility, Expected Life, Risk-Free Interest Rate and Dividend Yield [Line Items]
Volatility	115.59%
Maximum [Member]
Stockholders' Equity (Details) - Schedule of Stock Price Volatility, Expected Life, Risk-Free Interest Rate and Dividend Yield [Line Items]
Volatility	166.99%